SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 26, 2013	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal		$ 871,082		$ 871,082	$ 871,082
Interest Rate	5.00%
Interest Expense		24,398	$ 24,398	48,796	48,793
Maturity	Oct. 05, 2019
Notes Payable One [Member]
Short-term Debt [Line Items]
Principal		32,960		$ 32,960	$ 32,960
Interest Rate				5.00%	5.00%
Interest Expense		824	$ 824	$ 1,649	$ 1,648
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Two [Member]
Short-term Debt [Line Items]
Principal		32,746		$ 32,746	$ 32,746
Interest Rate				5.00%
Interest Expense		818	$ 818	$ 1,637	$ 1,636
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Three [Member]
Short-term Debt [Line Items]
Principal		5,000		$ 5,000	$ 5,000
Interest Rate				6.00%	6.00%
Interest Expense		150	$ 150	$ 300	$ 300
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Four [Member]
Short-term Debt [Line Items]
Principal		100,000		$ 100,000	$ 100,000
Interest Rate				5.00%	5.00%
Interest Expense		2,500	$ 2,500	$ 5,000	$ 5,000
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Five [Member]
Short-term Debt [Line Items]
Principal		7,000		$ 7,000	$ 7,000
Interest Rate				6.00%	6.00%
Interest Expense		210	$ 210	$ 420	$ 420
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Six [Member]
Short-term Debt [Line Items]
Principal		388,376		$ 388,376	$ 388,376
Interest Rate				5.00%	5.00%
Interest Expense		9,710	$ 9,710	$ 19,420	$ 19,419
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Seven [Member]
Short-term Debt [Line Items]
Principal		192,000		$ 192,000	$ 192,000
Interest Rate				0.00%	0.00%
Interest Expense		6,720	$ 6,720	$ 13,440	$ 13,440
Maturity			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Eight [Member]
Short-term Debt [Line Items]
Principal		18,000		$ 18,000	$ 18,000
Interest Rate				6.00%	6.00%
Interest Expense		540	$ 540	$ 1,080	$ 1,080
Maturity			Sep. 01, 2002	Sep. 01, 2002	Sep. 01, 2002
Notes Payable Nine [Member]
Short-term Debt [Line Items]
Principal		30,000		$ 30,000	$ 30,000
Interest Rate				6.00%	6.00%
Interest Expense		900	$ 900	$ 1,800	$ 1,800
Maturity			Sep. 12, 2002	Sep. 12, 2002	Sep. 12, 2002
Notes Payable Ten [Member]
Short-term Debt [Line Items]
Principal		25,000		$ 25,000	$ 25,000
Interest Rate				5.00%	5.00%
Interest Expense		626	$ 626	$ 1,250	$ 1,250
Maturity			Aug. 31, 2000	Aug. 31, 2000	Aug. 31, 2000
Notes Payable Eleven [Member]
Short-term Debt [Line Items]
Principal		40,000		$ 40,000	$ 40,000
Interest Rate				7.00%	7.00%
Interest Expense		$ 1,400	$ 1,400	$ 2,800	$ 2,800
Maturity			Jul. 10, 2002	Jul. 10, 2002	Jul. 10, 2002